Commitments and Contingencies - Schedule of Direct Exposure to Puerto Rico Government by Maturity (Details) - PR Government direct exposure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	$ 377,380
Total concentration of risk	377,380
From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	60
Total concentration of risk	60
From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	377,320
Total concentration of risk	377,320
Loans
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	342,005	$ 391,000
Loans | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
Loans | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	342,005
Securities Investment
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	35,375	$ 41,000
Securities Investment | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	60
Securities Investment | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	35,315
Within 1 year | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	21,137
Total concentration of risk	21,137
Within 1 year | Loans | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	17,147
Within 1 year | Securities Investment | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	3,990
After 1 and within 5 years | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	11
Total concentration of risk	11
After 1 and within 5 years | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	149,475
Total concentration of risk	149,475
After 1 and within 5 years | Loans | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
After 1 and within 5 years | Loans | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	133,445
After 1 and within 5 years | Securities Investment | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	11
After 1 and within 5 years | Securities Investment | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	16,030
After 5 to 10 years | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	14
Total concentration of risk	14
After 5 to 10 years | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	135,780
Total concentration of risk	135,780
After 5 to 10 years | Loans | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
After 5 to 10 years | Loans | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	120,935
After 5 to 10 years | Securities Investment | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	14
After 5 to 10 years | Securities Investment | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	14,845
After 10 years | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	35
Total concentration of risk	35
After 10 years | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	70,928
Total concentration of risk	70,928
After 10 years | Loans | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	0
After 10 years | Loans | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	70,478
After 10 years | Securities Investment | From PR Central Government
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	35
After 10 years | Securities Investment | From Municipalities
Direct exposure to the puerto rico government by maturity
Outstanding concentration of risk	$ 450